Accrued Liabilities (Components Of Accrued Liabilities) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Payables And Accruals [Abstract]
Accrued compensation	$ 153	$ 163
Accrued rebates	113	109
Alleged defective products	42	5
Non-income tax payable	36	25
Accrued product returns	22	16
Accrued professional services	17	14
Accrued income taxes	15	24
Restructuring liabilities	12	8
Accrued warranty	12	2
Other	1	1
Total other current liabilities	$ 423	$ 367